Loans and borrowings - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 29, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Borrowings Maximum Borrwing Capacity					$ 13,805,403		$ 359,876	$ 517,747
Financial instruments designated as hedging instruments, at fair value				$ 7,249.0		$ 5,200.0
Borrowings					46,731,754		$ 38,239,139
Bonds issued	$ 2,000.0
Coupon Interest Rate	6.875%
Ifrs Debt Instrument, Term	10 years
Non-derivative financial liabilities, undiscounted cash flows					$ 76,559,430
Loans Payable Fair Value		$ 52,721,790	$ 43,261,792
Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value				7,249.0
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				3.7
Financial instruments designated as hedging instruments, at fair value				1,300.0
Local Borrowings [Member] | Hedge of a net investment in a foreign operation
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value				8,549.0		$ 7,331.0
Contingent Line of Credit with Scotiabank and Mizuho Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 665.0